Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 R / $	Dec. 31, 2025 $ / $ R / $	Dec. 31, 2025 R / $ $ / $	Dec. 31, 2025 $ / $ R / $	Dec. 31, 2025 $ / USD R / $	Dec. 31, 2025 USD ($) R / $	Dec. 31, 2024 R / $	Dec. 31, 2024 R / $ $ / $	Dec. 31, 2024 $ / $ R / $	Dec. 31, 2024 R / $ $ / $	Dec. 31, 2024 R / $ $ / USD	Dec. 31, 2024 USD ($) R / $	Dec. 31, 2023 R / $	Dec. 31, 2023 R / $ $ / $	Dec. 31, 2023 R / $ $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / USD	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / USD	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate	16.56	16.56	16.56	16.56	16.56	16.56	18.84	18.84	18.84	18.84	18.84	18.84	18.30	18.30	18.30	0.67	0.73			0.62	0.70			0.68	0.75
Average exchange rate	17.88	0.64	0.72				18.33	0.66	0.73				18.45	0.66	0.74
Closing foreign exchange rate | Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | R / $	16.56	16.56	16.56	16.56	16.56	16.56	18.84	18.84	18.84	18.84	18.84	18.84
Closing foreign exchange rate | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | $ / USD																			0.67				0.62
Closing foreign exchange rate | Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | $ / $																		0.73				0.70
Sensitivity to BBSY interest rates | Closing foreign exchange rate | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate | $ / USD					0.64						0.66
Sensitivity to BBSY interest rates | Closing foreign exchange rate | Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate | $ / $				0.72						0.73
-0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI						$ (14.2)						$ (11.5)
-0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI						(7.1)						(5.7)
0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI						7.1						5.7
0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI						14.2						11.5
-0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(22.7)						(8.5)
-0.015 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(9.0)						(6.3)
-0.015 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(11.1)						(1.9)
-0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(2.6)						(0.3)
-0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(15.1)						(5.7)
-0.01 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(6.0)						(4.2)
-0.01 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(7.4)						(1.3)
-0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(1.7)						(0.2)
-0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(7.6)						(2.8)
-0.005 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(3.0)						(2.1)
-0.005 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(3.7)						(0.6)
-0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						(0.9)						(0.1)
0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						7.6						2.8
0.005 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						3.0						2.1
0.005 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						3.7						0.6
0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						0.9						0.1
0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						15.1						5.7
0.01 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						6.0						4.2
0.01 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						7.4						1.3
0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						1.7						0.2
0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						22.7						8.5
0.015 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						9.0						6.3
0.015 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						11.1						1.9
0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense						$ 2.6						$ 0.3